SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Adjusted EBITDA	$ (701,463)	$ (1,051,149)	$ (9,932,620)	$ (3,322,695)
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Sales		16,533,127
Net loss		$ (1,918,800)
Mother Earth Storehouse And Greens Natural Foods And Ellwood Thompson [Member]
Business Acquisition [Line Items]
Sales			65,262,166	68,529,035
Net loss			(10,119,851)	(276,797)
Adjusted EBITDA			$ (3,115,188)	$ (482,477)